Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %)
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	North America			Middle Americas			South America			EMEA			Asia Pacific
	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated
Volum e	108	111	114	134	129	124	140	136	140	86	87	132	93	96	94
Revenue	15 488	15 504	15 588	11 912	11 614	10 780	9 790	10 238	11 596	7 911	8 368	10 344	6 544	6 735	6 094
Normalized EBITDA	6 185	6 199	6 377	6 356	6 033	5 265	4 145	4 696	5 243	2 781	3 184	3 516	2 287	2 178	1 804
Normalized EBITDA margin %	39.9%	40.0%	40.9%	53.4%	51.9%	48.8%	42.3%	45.9%	45.2%	35.2%	38.1%	34.0%	35.0%	32.3%	29.6%
Depreciation, amortization and impairment	(833)	(834)	(886)	(921)	(844)	(781)	(955)	(1 008)	(1 064)	(974)	(936)	(992)	(648)	(734)	(649)
Normalized profit from operations (EBIT)	5 352	5 365	5 492	5 435	5 189	4 483	3 190	3 688	4 179	1 807	2 248	2 524	1 639	1 444	1 155
Exceptional items (see Note 8)	(11)	(10)	4	(51)	(151)	(158)	(96)	1	(26)	(61)	(370)	(144)	(41)	(43)	(44)
Profit from operations (EBIT)	5 341	5 355	5 495	5 384	5 038	4 325	3 094	3 689	4 153	1 746	1 878	2 381	1 598	1 401	1 110
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operatio n s
Discontinued operations
Profit/(loss)
Segment assets (non-current)	63 725	63 443	63 341	76 168	71 844	74 196	13 452	13 250	13 858	39 442	42 874	46 889	13 450	22 545	24 189
Gross capex	679	917	530	1 286	1 324	1 206	1 063	777	776	1 208	1 163	1 086	626	599	564
FTE	20 040	19 323	19 306	52 412	53 140	56 006	41 603	40 503	41 140	23 804	23 604	26 823	29 482	31 523	36 386

	Global Export and holding companies			Consolidated
	2019	2018 restated	2017 restated	2019	2018 restated	2017 restated
Volum e	1	1	2	561	560	605
Revenue	685	582	457	52 329	53 041	54 859
Normalized EBITDA	(676)	(558)	(510)	21 078	21 732	21 695
Normalized EBITDA margin %	—	—	—	40.3%	41.0%	39.5%
Depreciation, amortization and impairment	(325)	(269)	(253)	(4 657)	(4 624)	(4 625)
Normalized profit from operations (EBIT)	(1 001)	(827)	(764)	16 421	17 107	17 069
Exceptional items (see Note 8)	(63)	(119)	(241)	(323)	(692)	(609)
Profit from operations (EBIT)	(1 064)	(946)	(1 004)	16 098	16 414	16 460
Net finance income/(cost)				(3 473)	(8 826)	(6 626)
Share of results of associates and joint ventures				152	153	430
Income tax expense				(2 786)	(2 585)	(1 658)
Profit from continuing operations				9 990	5 157	8 606
Discontinued operations				424	531	560
Profit/(loss)				10 414	5 688	9 166
Segment assets (non-current)	1 595	1 631	1 778	207 834	215 587	224 251
Gross capex	312	224	247	5 174	5 005	4 409
FTE	4 574	4 683	3 254	171 915	172 776	182 915